SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 3 – SEGMENT REPORTING

By assessing the qualitative and quantitative criteria established by ASC Topic 280, “Segment Reporting”, the Company considers itself to be operating in two reportable segments which comprise of marketing services and social commerce. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources.

The marketing services operating segment reflects the Company’s business of marketing services from clients and social media platforms. The social commerce operating segment reflects the Company’s business of social commerce from customers.

The following tables present the results of operations and the financial position of the Company’s operating segments as of and during the years ended December 31, 2025, 2024 and 2023:

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Results of Operations

For the year ended December 31, 2025

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	$7,521,129	$318	$—	$7,521,447
Cost of revenues	(5,738,172)	(134)	—	(5,738,306)
Marketing expenses	(107,085)	—	(866,513)	(973,598)
Share-based compensation	—	—	(478,838)	(478,838)
General and administrative expenses	(2,409,264)	—	(4,347,342)	(6,756,606)
Interest income	7,662	—	549	8,211
Interest income, related party	—	—	173,011	173,011
Interest expense	(80,085)	—	(82,929)	(163,014)
Share of loss from equity investment	—	—	(159,220)	(159,220)
Impairment on intangible assets	(906,305)	—	—	(906,305)
Impairment on investments	—	—	(100,444)	(100,444)
Impairment on goodwill	—	—	(1,118,038)	(1,118,038)
Other income	19,643	—	60,420	80,063

(Loss) income before income taxes	(1,692,477)	184	(6,919,344)	(8,611,637)
Income taxes expense	—	—	—	—

Net loss	$(1,692,477)	$184	$(6,919,344)	$(8,611,637)

Financial Position

As of December 31, 2025

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,003,979	—	5,384,156	7,388,135
Non-current assets	231,429	—	1,713,140	1,944,569
Total assets	2,235,408	—	7,097,296	9,332,704

Current liabilities	(2,800,558)	—	(2,239,183)	(5,039,741)
Non-current liabilities	(155,567)	—	—	(155,567)
Total liabilities	(2,956,125)	—	(2,239,183)	(5,195,308)

Net (liabilities) assets	(720,717)	—	4,858,113	4,137,396

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Results of Operations

For the year ended December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	8,114,980	133,128	—	8,248,108
Cost of revenues	(5,997,406)	(557,519)	—	(6,554,925)
Marketing expenses	(118,779)	—	(369,737)	(488,516)
Share-based compensation	—	—	(946,444)	(946,444)
General and administrative expenses	(2,724,736)	—	(4,438,218)	(7,162,954)
Interest income	4,950	—	1,657	6,607
Interest expense	(309,526)	—	(100,358)	(409,884)
Other income	15,086	—	—	15,086

Loss before income taxes	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)
Income taxes expense	—	—	—	—

Net loss	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)

Financial Position

As of December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,531,282	—	2,233,261	4,764,543
Non-current assets	2,300,609	—	117,506	2,418,115
Total assets	4,831,891	—	2,350,767	7,182,658

Current liabilities	(3,367,033)	—	(2,330,757)	(5,697,790)
Non-current liabilities	(204,950)	—	—	(204,950)
Total liabilities	(3,571,983)	—	(2,330,757)	(5,902,740)

Net assets	1,259,908	—	20,010	1,279,918

Results of Operations

For the year ended December 31, 2023

	Marketing services	Social commerce	Corporate and others	Total
Revenues, net	7,991,103	—	—	7,991,103
Cost of revenues	(6,338,434)	(12,960)	—	(6,351,394)
Marketing expenses	(206,117)	—	(12,778)	(218,895)
Share-based compensation	—	—	(861,551)	(861,551)
General and administrative expenses	(3,048,041)	(383,602)	(3,541,883)	(6,973,526)
Interest income	3,180	—	4,380	7,560
Interest expense	(203,453)	—	(87,292)	(290,745)
Other income	14,311	72,561	16,134	103,006

Loss before income taxes	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)
Income taxes expense	—	—	—	—

Net loss	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Geographical information

	For the year ended December 31, 2025
Revenue from customers:	Marketing services	Social commerce	Corporate and others	Total
HK SAR	$3,791,344	$—	$—	$3,791,344
Taiwan	3,729,785	318	—	3,730,103
Total	$7,521,129	$318	$—	$7,521,447

	For the year ended December 31, 2024
Revenue from customers:	Marketing services	Social commerce	Corporate and others	Total
HK SAR	$5,001,255	$128,111	$—	$5,129,366
Taiwan	3,113,725	5,017	—	3,118,742
Total	$8,114,980	$133,128	$—	$8,248,108

	For the year ended December 31, 2023
Revenue from customers:	Marketing services	Social commerce	Corporate and others	Total
HK SAR	$5,441,765	$—	$—	$5,441,765
Taiwan	2,549,338	—	—	2,549,338
Total	$7,991,103	$—	$—	$7,991,103

The revenue information above is based on the locations where the revenue originated.

The Company’s long-lived assets, which consist of plant and equipment and operating leases right-of-use assets, are primarily located in Taiwan. Hence, no analysis by geographical area of long-lived asset information is provided.